Stockholder's Equity (Deficit) - Summary of Weighted Average Assumptions Used in Black-Sholes Option-pricing Model (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common stock value (per share)	$ 16.36	$ 27.30
Expected volatility	46.14%	47.94%	48.13%	48.69%
Risk- free interest rate	0.41%	2.15%
Expected life (years)	7 years	7 years	7 years	7 years
Forfeiture rate	0.00%	0.00%
Dividend rate	0.00%	0.00%
Minimum
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common stock value (per share)			$ 24.00	$ 18.00
Risk- free interest rate			1.43%	2.86%
Forfeiture rate			0.00%	0.00%
Dividend rate			0.00%	0.00%
Maximum
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common stock value (per share)			$ 31.60	$ 24.00
Risk- free interest rate			2.63%	2.89%